Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	¥ (4,298)		¥ (12,931)	¥ 10,991
Income taxes	108,088		110,112	120,415
Consolidated net income	(239,516)		(232,445)	(254,109)
Net income attributable to noncontrolling interests	9,033		7,881	5,479
Net income attributable to Canon Inc.	(230,483)		(224,564)	(248,630)
Total amount reclassified, net of tax and noncontrolling interests	10,416
Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	(1,352)
Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	9,607
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	2,161
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	10,416	[1]
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	(2,358)	[1]
Income taxes	613	[1]
Consolidated net income	(1,745)	[1]
Net income attributable to noncontrolling interests	393	[1]
Net income attributable to Canon Inc.	(1,352)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	15,387	[1]
Income taxes	(5,780)	[1]
Consolidated net income	9,607	[1]
Net income attributable to Canon Inc.	9,607	[1]
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	3,460	[1]
Income taxes	(1,037)	[1]
Consolidated net income	2,423	[1]
Net income attributable to noncontrolling interests	(262)	[1]
Net income attributable to Canon Inc.	¥ 2,161	[1]

[1]	Amounts in parentheses indicate gains in consolidated statements of income.